Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Common stock, shares issued	96,004,699	74,000,234	73,829,536	73,829,536
Common stock, shares outstanding	96,004,699	74,000,234	73,829,536	73,829,536
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding